Shareholder Report, Average Annual Return (Details) 196044_Frontier MFG Core Infrastructure Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Average Annual Return, Percent	14.45%	7.92%	7.41%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.34%	11.47%	12.87%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	16.79%	11.92%	8.92%